UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Income Builder®
Investment portfolio

January 31, 2011
 unaudited

Common stocks — 72.44%	Shares	Value (000)

CONSUMER STAPLES — 11.60%
Philip Morris International Inc.	38,535,800	$2,205,789
Altria Group, Inc.	61,873,100	1,454,637
Kraft Foods Inc., Class A	32,442,000	991,752
PepsiCo, Inc.	11,488,900	738,851
Nestlé SA1	9,810,000	530,286
Diageo PLC1	26,875,000	516,553
Foster’s Group Ltd.1	87,363,000	492,783
Lorillard, Inc.	6,191,000	465,811
Wesfarmers Ltd.1	12,899,700	437,471
Coca-Cola Co.	5,800,800	364,580
Kimberly-Clark Corp.	3,930,000	254,389
ConAgra Foods, Inc.	8,260,907	184,466
Reynolds American Inc.	5,436,824	172,945
Sara Lee Corp.	6,950,911	117,957
Kellogg Co.	2,136,000	107,441
H.J. Heinz Co.	2,000,000	95,000
Koninklijke Ahold NV1	2,975,000	40,306
Philip Morris CR as1	42,500	24,635
		9,195,652

TELECOMMUNICATION SERVICES — 10.67%
AT&T Inc.	70,266,230	1,933,727
América Móvil, SAB de CV, Series L (ADR)	18,085,175	1,030,674
CenturyLink, Inc.2	19,526,027	844,305
Singapore Telecommunications Ltd.1	312,829,500	761,152
Verizon Communications Inc.	11,900,000	423,878
BCE Inc. (CAD denominated)	10,923,000	396,734
BCE Inc.	500,000	18,165
Belgacom SA1	9,864,475	355,051
France Télécom SA1	14,648,522	320,180
Koninklijke KPN NV1	16,722,408	263,931
Vodafone Group PLC1	92,200,000	259,135
Telekom Austria AG, non-registered shares1	15,492,711	213,237
Elisa Oyj, Class A1,2	9,477,450	208,720
Türk Telekomünikasyon AS, Class D1	46,737,000	191,960
Telefónica 02 Czech Republic, AS1	8,040,000	183,834
OJSC Mobile TeleSystems (ADR)	8,478,250	162,019
Turkcell Iletisim Hizmetleri AS1	25,786,000	158,287
KT Corp.1	3,065,000	114,232
KT Corp. (ADR)	1,719,790	33,845
Bezeq — The Israel Telecommunication Corp. Ltd.1	34,700,000	92,926
Partner Communications Co. Ltd.1	4,031,400	77,398
Partner Communications Co. Ltd. (ADR)	169,200	3,215
Taiwan Mobile Co., Ltd.1	33,484,516	78,952
DiGi.Com Bhd.1	8,852,000	74,062
Advanced Info Service PCL1	24,369,600	63,107
Philippine Long Distance Telephone Co.1	1,053,250	58,528
Magyar Telekom Telecommunications PLC1	16,361,626	44,504
MTN Group Ltd.1	1,495,800	25,678
Telkom SA Ltd.1	5,227,300	25,572
China Mobile Ltd.1	2,000,000	19,655
StarHub Ltd1	5,617,333	11,248
Telefónica, SA1	392,000	9,870
		8,457,781

FINANCIALS — 10.13%
Banco Santander, SA1	43,293,830	530,452
Bank of China Ltd., Class H1	859,492,700	445,117
HCP, Inc.	11,230,500	416,539
HSBC Holdings PLC (Hong Kong)1	27,809,012	303,305
HSBC Holdings PLC (United Kingdom)1	9,731,535	106,179
JPMorgan Chase & Co.	8,504,000	382,170
BNP Paribas SA1	4,913,471	367,263
China Construction Bank Corp., Class H1	368,120,170	322,408
Link Real Estate Investment Trust1	96,255,000	302,636
Banco Santander (Brasil) SA, units	14,692,900	170,379
Banco Santander (Brasil) SA, units (ADR)	10,992,875	127,517
Industrial and Commercial Bank of China Ltd., Class H1	343,006,260	254,415
Westpac Banking Corp.1	10,176,077	234,135
Bank of Nova Scotia	3,847,200	216,920
CapitaMall Trust, units1	140,996,592	210,038
CapitaCommercial Trust1,2	183,387,300	205,526
Sampo Oyj, Class A1	6,905,059	203,155
Chimera Investment Corp.	47,242,400	198,418
Prudential PLC1	17,538,043	189,986
Ascendas Real Estate Investment Trust1,2	114,668,000	188,053
Royal Bank of Canada	3,484,511	186,796
Banco Bradesco SA, preferred nominative	9,779,792	180,700
Banco Bradesco SA, preferred nominative1	162,052	2,993
Deutsche Börse AG1	2,220,000	168,288
Fidelity National Financial, Inc.2	12,279,900	165,165
Itaú Unibanco Holding SA, preferred nominative	7,483,630	159,778
Hudson City Bancorp, Inc.	14,365,000	157,728
Hang Seng Bank Ltd.1	8,436,600	139,636
Arthur J. Gallagher & Co.	4,310,589	127,938
New York Community Bancorp, Inc.	5,925,000	108,546
Société Générale1	1,652,030	106,813
Westfield Group1	10,645,038	104,294
Admiral Group PLC1	3,850,197	101,380
Credit Suisse Group AG1	1,722,000	76,983
Weingarten Realty Investors	3,134,750	76,864
Canadian Imperial Bank of Commerce (CIBC)	1,000,000	76,167
Federal Realty Investment Trust	800,000	64,344
Wells Fargo & Co.	1,970,000	63,867
Starwood Property Trust, Inc.	2,675,000	60,214
Frasers Centrepoint Trust1,2	47,864,000	56,624
Champion Real Estate Investment Trust1	92,611,638	55,845
United Bankshares, Inc.	1,775,000	50,055
ProLogis, shares of beneficial interest	2,946,000	43,954
Marsh & McLennan Companies, Inc.	1,500,000	41,820
Equity Residential, shares of beneficial interest	750,500	40,670
CapitaRetail China Trust1,2	40,550,000	39,961
Taubman Centers, Inc.	617,000	32,300
Cache Logistics Trust1,2	41,000,000	31,723
Unibail-Rodamco SE, non-registered shares1,3	150,000	28,651
Tryg A/S1	514,300	27,883
Banco Bilbao Vizcaya Argentaria, SA1	1,850,000	22,710
Eurobank Properties Real Estate Investment Co.1	1,950,000	16,821
Bank of New York Mellon Corp.	530,000	16,552
Colony Financial, Inc.2	750,000	15,150
Fannie Mae3	10,000,000	5,560
Freddie Mac3	5,300,000	3,206
		8,032,590

UTILITIES — 8.09%
GDF SUEZ1	26,025,320	1,032,153
Scottish and Southern Energy PLC1	45,495,600	844,358
Dominion Resources, Inc.	13,536,980	589,400
Hongkong Electric Holdings Ltd.1	70,970,500	449,449
FirstEnergy Corp.	11,019,000	431,063
Exelon Corp.	9,125,000	387,904
Southern Co.	9,250,000	347,985
CEZ, a s1	6,636,000	313,139
National Grid PLC1	22,610,712	201,420
Public Service Enterprise Group Inc.	6,027,600	195,475
Progress Energy, Inc.	4,260,000	191,359
PPL Corp.	7,240,000	186,720
SUEZ Environnement Co.1	7,050,375	145,847
Cheung Kong Infrastructure Holdings Ltd.1	30,374,000	144,847
Ameren Corp.	4,816,420	136,642
Xcel Energy Inc.	5,516,000	130,012
DTE Energy Co.	2,750,000	127,215
Ratchaburi Electricity Generating Holding PCL1,2	92,718,300	120,729
NextEra Energy, Inc.	2,000,000	106,920
Electricity Generating PCL1	24,341,428	83,915
RWE AG1	1,020,000	73,451
Entergy Corp.	752,500	54,308
Consolidated Edison, Inc.	900,000	44,919
NiSource Inc.	2,289,307	42,627
Pinnacle West Capital Corp.	738,200	30,052
		6,411,909

ENERGY — 7.22%
Royal Dutch Shell PLC, Class B1	31,436,417	1,092,555
Royal Dutch Shell PLC, Class A (ADR)	4,683,000	332,446
Royal Dutch Shell PLC, Class B (ADR)	3,306,228	233,320
ConocoPhillips	16,632,000	1,188,523
Eni SpA1	28,930,000	684,817
Woodside Petroleum Ltd.1	7,602,250	316,991
TOTAL SA1	4,744,000	277,636
TOTAL SA (ADR)	600,000	35,262
Sasol Ltd.1	5,800,170	279,924
Husky Energy Inc.	7,850,000	211,664
Enbridge Inc.	3,579,546	207,548
Chevron Corp.	2,025,000	192,233
BP PLC1	20,810,000	161,759
Exxon Mobil Corp.	2,000,000	161,360
OAO LUKOIL (ADR)1	1,596,000	97,994
Türkiye Petrol Rafinerileri AS1	3,362,994	87,140
Statoil ASA1	3,500,532	84,936
Spectra Energy Corp	2,783,220	73,004
		5,719,112

INFORMATION TECHNOLOGY — 5.75%
Delta Electronics, Inc.1	99,879,233	460,856
MediaTek Inc.1	31,425,774	426,401
Nintendo Co., Ltd.1	1,473,600	397,767
Quanta Computer Inc.1	181,055,240	382,535
HTC Corp.1	10,298,451	344,296
Compal Electronics, Inc.1	176,325,596	232,955
Maxim Integrated Products, Inc.	8,290,700	214,066
Intel Corp.	9,957,200	213,680
Acer Inc.1	76,496,864	207,834
Wistron Corp.1	97,041,707	190,056
Redecard SA, ordinary nominative	14,863,500	183,682
Cielo SA, ordinary nominative	24,400,000	181,066
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,455,599	136,655
Taiwan Semiconductor Manufacturing Co. Ltd.1	16,817,046	43,988
Analog Devices, Inc.	3,500,000	135,905
Paychex, Inc.	4,000,000	128,000
Nokia Corp.1	9,715,000	103,971
Canon, Inc.1	1,846,800	90,341
Siliconware Precision Industries Co., Ltd.1	60,900,300	85,962
Xilinx, Inc.	2,589,100	83,369
Kingboard Laminates Holdings Ltd.1	68,864,500	68,476
Neopost SA1	691,459	62,575
Playtech Ltd.1	10,034,254	61,764
Automatic Data Processing, Inc.	1,000,000	47,900
Spectris PLC1	1,514,765	32,777
Halma PLC1	5,829,844	31,588
Oakton Ltd.1	4,617,960	10,794
		4,559,259

HEALTH CARE — 5.59%
Novartis AG1	20,041,000	1,117,517
Merck & Co., Inc.	31,538,714	1,046,139
Johnson & Johnson	6,800,000	406,436
Bristol-Myers Squibb Co.	15,400,000	387,772
Pfizer Inc	20,109,000	366,386
Abbott Laboratories	5,520,000	249,283
Roche Holding AG1	1,495,000	227,328
Bayer AG1	2,726,000	201,033
Sonic Healthcare Ltd.1	14,481,270	172,658
GlaxoSmithKline PLC1	7,924,289	143,327
Orion Oyj, Class B1	4,163,634	94,107
Oriola-KD Oyj, Class B1	4,205,677	18,609
		4,430,595

INDUSTRIALS — 4.24%
Legrand SA1	8,074,000	325,215
Lockheed Martin Corp.	3,953,500	314,699
MAp Group1,2	101,375,073	302,952
Singapore Technologies Engineering Ltd.1	91,974,000	233,536
Waste Management, Inc.	5,100,700	193,163
FirstGroup PLC1,2	31,300,000	187,444
Leighton Holdings Ltd.1	5,728,928	180,702
Hays PLC1,2	87,825,129	170,451
United Technologies Corp.	1,242,000	100,975
Hopewell Highway Infrastructure Ltd.1	126,218,430	99,627
Singapore Post Private Ltd.1,2	99,750,000	92,188
COSCO Pacific Ltd.1	45,300,000	84,827
Norfolk Southern Corp.	1,377,000	84,259
SMRT Corp. Ltd.1	51,160,000	81,580
Watsco, Inc.	1,285,000	80,595
Securitas AB, Class B1	5,585,000	67,367
Uponor Oyj1	3,654,768	63,538
Go-Ahead Group PLC1,2	2,795,000	55,784
BAE Systems PLC1	10,000,000	54,755
Emerson Electric Co.	840,000	49,459
Robert Half International Inc.	1,547,100	48,517
Geberit AG1	220,000	46,411
Schneider Electric SA1	292,159	45,608
Steelcase Inc., Class A	4,440,000	45,377
BELIMO Holding AG1	23,500	42,902
Seco Tools AB, Class B1,3	2,365,423	40,477
AB SKF, Class B1	1,391,394	39,893
Société BIC SA1	462,581	39,734
IMI PLC1	2,705,000	37,758
Transport International Holdings Ltd.1	11,047,500	35,598
Österreichische Post AG1	1,050,000	33,004
SIA Engineering Co. Ltd.1	8,617,000	28,450
Spirax-Sarco Engineering PLC1	958,991	27,826
Jiangsu Expressway Co. Ltd., Class H1	20,650,000	22,155
Pitney Bowes Inc.	47,700	1,158
		3,357,984

CONSUMER DISCRETIONARY — 3.35%
Home Depot, Inc.	13,954,100	513,092
McDonald’s Corp.	6,528,000	480,918
OPAP SA1,2	16,421,040	331,573
Esprit Holdings Ltd.1	34,404,104	163,176
TUI Travel PLC1	37,056,276	150,220
William Hill PLC1,2	39,536,488	115,175
Greene King PLC1,2	14,073,299	106,476
British Sky Broadcasting Group PLC1	8,674,000	104,885
Genuine Parts Co.	1,540,000	79,695
Kingfisher PLC1	18,845,000	76,023
Marks and Spencer Group PLC1	12,271,153	70,050
Daimler AG1,3	935,400	68,386
Leggett & Platt, Inc.	2,490,000	56,100
Intercontinental Hotels Group PLC1	2,412,352	50,783
Ekornes ASA1,2	1,980,425	48,186
Stella International Holdings Ltd.1	21,090,000	45,821
Darden Restaurants, Inc.	800,000	37,688
Bijou Brigitte modische Accessoires AG1	198,795	28,320
Kesa Electricals PLC1	13,430,200	27,711
Myer Holdings Ltd.1	7,500,000	27,263
Halfords Group PLC1	4,070,000	26,518
Headlam Group PLC1	3,808,547	20,676
TAKKT AG1	1,101,863	17,566
Aristocrat Leisure Ltd.1	3,791,027	11,199
		2,657,500

MATERIALS — 2.35%
China Steel Corp.1	437,873,604	508,825
E.I. du Pont de Nemours and Co.	6,000,000	304,080
CRH PLC1	10,850,655	233,844
RPM International, Inc.2	8,340,000	195,406
Koninklijke DSM NV1	3,271,000	193,585
Fletcher Building Ltd.1	21,176,596	126,743
OneSteel Ltd.1	26,156,619	71,307
Israel Chemicals Ltd.1	4,251,058	66,944
Akzo Nobel NV1	1,004,883	62,817
voestalpine AG1	1,083,000	48,717
Rautaruukki Oyj1	1,431,029	35,795
Symrise AG1	385,000	10,899
		1,858,962

MISCELLANEOUS — 3.45%
Other common stocks in initial period of acquisition		2,731,365

Total common stocks (cost: $52,148,340,000)		57,412,709

Preferred stocks — 0.62%

FINANCIALS — 0.58%
JPMorgan Chase & Co., Series I, 7.90%4	143,815,000	155,538
Wells Fargo & Co., Series K, 7.98%4	120,947,000	130,018
AXA SA, Series B, 6.379%4,5	33,835,000	30,536
QBE Capital Funding II LP 6.797%4,5	28,900,000	26,290
Public Storage, Inc., Series F, 6.45%	1,000,000	24,300
PNC Preferred Funding Trust III 8.70%4,5	14,300,000	15,200
PNC Preferred Funding Trust I 6.517%4,5	8,600,000	6,933
BNP Paribas 7.195%4,5	15,900,000	15,224
Catlin Insurance Ltd. 7.249%4,5	10,000,000	9,175
SMFG Preferred Capital USD 3 Ltd. 9.50%4,5	7,500,000	8,794
Mizuho Capital Investment (USD) 2 Ltd. 14.95%4,5	6,736,000	8,767
Fannie Mae, Series S, 8.25% noncumulative3	2,000,000	3,305
Fannie Mae, Series O, 0%3,4,5	874,555	1,968
Fannie Mae, Series P, 4.50% noncumulative3	1,600,000	1,632
Fannie Mae, Series L, 5.125%3	570,000	1,180
Fannie Mae, Series E, 5.10%3	608,441	604
Freddie Mac, Series V, 5.57%3	3,485,635	4,327
Freddie Mac, Series Z, 8.375%3	748,540	1,237
Freddie Mac, Series W, 5.66%3	650,000	983
Freddie Mac, Series Y, 6.55%3	350,250	469
Barclays Bank PLC 8.55%4,5	6,011,000	6,011
Société Générale 5.922%4,5	4,705,000	4,111
HVB Funding Trust III 9.00% 20315	3,194,000	3,194
		459,796

UTILITIES — 0.02%
Alabama Power Co. 5.625%	800,000	19,700

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%4,5	13,000,000	8,710

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition		5,433

Total preferred stocks (cost: $708,838,000)		493,639

	Shares or
Convertible securities — 0.28%	principal amount	Value (000)

CONSUMER DISCRETIONARY — 0.07%
Ford Motor Co. 6.50% convertible preferred 2032	473,600	$24,760
TUI Travel PLC 6.00% convertible notes 2014	£9,200,000	15,437
Johnson Controls, Inc. 11.50% convertible preferred 2012, units1	88,000	16,411
		56,608

INDUSTRIALS — 0.04%
United Continental Holdings, Inc. 6.00% convertible preferred 2030	470,000	17,919
AMR Corp. 6.25% convertible notes 2014	$10,575,000	11,778
		29,697

FINANCIALS — 0.01%
Old Republic International Corp. 8.00% convertible notes 2012	$6,350,000	7,533
Fannie Mae 5.375% convertible preferred 20323	240	600
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred3	1,352,000	1,244
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred3	76,628	1,340
		10,717

MISCELLANEOUS — 0.16%
Other convertible securities in initial period of acquisition		123,942

Total convertible securities (cost: $354,760,000)		220,964

	Principal amount
Bonds & notes — 21.98%	(000)

MORTGAGE-BACKED OBLIGATIONS6 — 6.71%
Fannie Mae 4.89% 2012	$25,000	25,495
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	30,000	31,651
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	5,160	5,578
Fannie Mae 5.00% 2018	8,004	8,554
Fannie Mae 4.00% 2019	21,074	21,969
Fannie Mae 4.50% 2019	11,116	11,744
Fannie Mae 4.50% 2019	10,313	10,894
Fannie Mae 5.50% 2019	1,601	1,727
Fannie Mae 4.50% 2020	4,785	5,055
Fannie Mae 5.50% 2020	3,969	4,294
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	15,000	15,969
Fannie Mae 6.00% 2021	3,947	4,299
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	17,441	18,103
Fannie Mae 5.00% 2023	6,788	7,229
Fannie Mae 4.00% 2024	72,838	75,087
Fannie Mae 4.00% 2024	56,440	58,135
Fannie Mae 4.00% 2024	35,870	36,978
Fannie Mae 4.00% 2024	35,462	36,558
Fannie Mae 4.00% 2024	30,147	31,078
Fannie Mae 4.00% 2024	22,416	23,109
Fannie Mae 4.50% 2024	50,442	52,921
Fannie Mae 4.50% 2024	34,012	35,626
Fannie Mae 4.50% 2024	18,163	19,056
Fannie Mae 4.50% 2024	15,201	15,949
Fannie Mae 4.50% 2024	12,290	12,894
Fannie Mae 6.00% 2024	18,627	20,516
Fannie Mae 6.00% 2024	99	107
Fannie Mae 3.00% 2025	49,712	48,661
Fannie Mae 3.50% 2025	27,389	27,585
Fannie Mae 3.50% 2025	26,788	26,980
Fannie Mae 3.50% 2025	22,097	22,256
Fannie Mae 3.50% 2025	21,836	21,993
Fannie Mae 3.50% 2025	12,817	12,909
Fannie Mae 3.50% 2025	11,892	11,977
Fannie Mae 3.50% 2025	10,005	10,076
Fannie Mae 3.50% 2025	9,906	9,977
Fannie Mae 3.50% 2025	9,566	9,634
Fannie Mae 3.50% 2025	8,840	8,903
Fannie Mae 3.50% 2025	5,930	5,972
Fannie Mae 3.50% 2025	1,982	1,996
Fannie Mae 3.50% 2025	1,982	1,996
Fannie Mae 3.00% 2026	274,400	268,312
Fannie Mae 3.00% 2026	46,771	45,755
Fannie Mae 3.00% 2026	36,500	35,757
Fannie Mae 3.00% 2026	32,100	31,421
Fannie Mae 3.00% 2026	28,000	27,430
Fannie Mae 3.00% 2026	24,886	24,346
Fannie Mae 3.00% 2026	9,963	9,753
Fannie Mae 3.00% 2026	4,000	3,915
Fannie Mae 3.50% 2026	50,000	50,297
Fannie Mae 3.50% 2026	35,250	35,530
Fannie Mae 3.50% 2026	32,500	32,758
Fannie Mae 3.50% 2026	25,000	25,179
Fannie Mae 3.50% 2026	25,000	25,179
Fannie Mae 6.00% 2026	46,234	50,925
Fannie Mae 6.00% 2026	5,079	5,545
Fannie Mae 6.00% 2027	89,480	97,691
Fannie Mae 6.00% 2028	3,200	3,494
Fannie Mae 6.00% 2028	2,638	2,872
Fannie Mae 6.00% 2028	1,873	2,045
Fannie Mae 6.00% 2028	1,755	1,916
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,859	2,047
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	10,149	11,032
Fannie Mae 6.50% 2035	11,047	12,453
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	9,873	8,406
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	6,792	5,746
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,575	1,310
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,421	1,232
Fannie Mae, Series 2006-65, Class PF, 0.54% 20364	9,652	9,599
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	16,651	17,891
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	48,515	52,801
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	42,189	45,718
Fannie Mae 6.00% 2036	35,880	39,193
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	31,842	35,002
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	28,762	31,385
Fannie Mae 6.00% 2036	26,225	28,647
Fannie Mae 6.00% 2036	17,935	19,524
Fannie Mae 6.00% 2036	16,101	17,588
Fannie Mae 6.00% 2036	8,059	8,804
Fannie Mae 7.00% 2036	994	1,115
Fannie Mae 7.50% 2036	874	970
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	58,870	64,027
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	44,475	48,528
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	12,969	13,882
Fannie Mae 6.00% 2037	66,861	72,728
Fannie Mae 6.00% 2037	20,388	22,150
Fannie Mae 6.00% 2037	11,897	12,995
Fannie Mae 6.00% 2037	10,722	11,663
Fannie Mae 6.00% 2037	7,754	8,435
Fannie Mae 6.00% 2037	7,560	8,223
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	6,334	6,818
Fannie Mae 6.50% 2037	17,884	19,870
Fannie Mae 6.50% 2037	9,842	10,934
Fannie Mae 6.50% 2037	1,929	2,144
Fannie Mae 6.50% 2037	1,704	1,893
Fannie Mae 6.50% 2037	772	858
Fannie Mae 7.00% 2037	25,392	28,536
Fannie Mae 7.00% 2037	965	1,084
Fannie Mae 7.50% 2037	3,730	4,139
Fannie Mae 7.50% 2037	2,388	2,695
Fannie Mae 7.50% 2037	1,256	1,393
Fannie Mae 7.50% 2037	734	815
Fannie Mae 7.50% 2037	618	697
Fannie Mae 7.50% 2037	214	238
Fannie Mae 5.00% 2038	28,814	30,203
Fannie Mae 5.121% 20384	11,088	11,721
Fannie Mae 5.379% 20384	13,323	14,066
Fannie Mae 5.495% 20384	1,302	1,373
Fannie Mae 5.50% 2038	22,039	23,653
Fannie Mae 5.50% 2038	17,523	18,806
Fannie Mae 5.50% 2038	14,189	15,228
Fannie Mae 5.50% 2038	10,011	10,712
Fannie Mae 5.50% 2038	9,056	9,719
Fannie Mae 5.50% 2038	7,410	7,928
Fannie Mae 5.50% 2038	4,055	4,352
Fannie Mae 6.00% 2038	144,554	157,238
Fannie Mae 6.00% 2038	45,100	48,968
Fannie Mae 6.00% 2038	21,645	23,544
Fannie Mae 6.00% 2038	19,728	21,459
Fannie Mae 6.00% 2038	16,182	17,602
Fannie Mae 6.00% 2038	10,867	11,820
Fannie Mae 6.00% 2038	7,238	7,873
Fannie Mae 6.50% 2038	23,362	26,014
Fannie Mae 7.00% 2038	665	746
Fannie Mae 3.569% 20394	15,791	16,377
Fannie Mae 3.58% 20394	12,382	12,828
Fannie Mae 3.589% 20394	13,148	13,644
Fannie Mae 3.648% 20394	14,442	14,983
Fannie Mae 3.671% 20394	4,375	4,553
Fannie Mae 3.726% 20394	6,473	6,745
Fannie Mae 3.805% 20394	10,815	11,278
Fannie Mae 3.83% 20394	6,986	7,312
Fannie Mae 3.843% 20394	12,903	13,423
Fannie Mae 3.855% 20394	7,546	7,879
Fannie Mae 3.922% 20394	3,566	3,721
Fannie Mae 3.941% 20394	2,245	2,360
Fannie Mae 3.959% 20394	7,488	7,866
Fannie Mae 5.50% 2039	13,579	14,525
Fannie Mae 6.00% 2039	45,418	49,342
Fannie Mae 6.00% 2039	38,208	41,485
Fannie Mae 6.00% 2039	11,631	12,652
Fannie Mae 3.50% 2040	102,721	98,046
Fannie Mae 3.50% 2040	89,319	85,253
Fannie Mae 3.50% 2040	44,845	42,804
Fannie Mae 3.50% 2040	26,750	25,533
Fannie Mae 4.50% 2040	4,224	4,323
Fannie Mae 3.50% 2041	90,000	85,904
Fannie Mae 3.50% 2041	24,959	23,817
Fannie Mae 3.50% 2041	9,400	8,972
Fannie Mae 4.00% 2041	45,918	45,570
Fannie Mae 4.00% 2041	40,000	39,721
Fannie Mae 4.00% 2041	11,082	10,998
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	264	293
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	224	258
Fannie Mae 7.00% 2047	1,854	2,043
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,651
Freddie Mac 5.50% 2019	5,190	5,613
Freddie Mac, Series 2642, Class BL, 3.50% 2023	4,997	5,152
Freddie Mac, Series 2626, Class NG, 3.50% 2023	2,936	3,021
Freddie Mac 5.50% 2023	9,905	10,680
Freddie Mac 6.00% 2023	5,559	6,034
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,290	2,531
Freddie Mac 4.50% 2024	19,367	20,292
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	3,618	3,292
Freddie Mac 6.00% 2026	13,356	14,560
Freddie Mac 6.00% 2026	11,540	12,581
Freddie Mac 5.50% 2027	23,294	24,995
Freddie Mac 6.00% 2027	9,829	10,715
Freddie Mac 6.50% 2027	13,178	14,718
Freddie Mac, Series 2153, Class GG, 6.00% 2029	4,194	4,582
Freddie Mac, Series 2122, Class QM, 6.25% 2029	7,731	8,400
Freddie Mac 6.50% 2032	2,076	2,340
Freddie Mac 7.50% 2032	943	1,068
Freddie Mac, Series 3061, Class PN, 5.50% 2035	15,931	17,492
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	16,512	14,567
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	10,158	8,681
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	4,065	3,509
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	4,000	3,424
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	3,562	3,072
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	2,235	1,970
Freddie Mac, Series 3156, Class NG, 6.00% 2036	38,386	42,344
Freddie Mac, Series 3286, Class JN, 5.50% 2037	27,770	29,542
Freddie Mac 5.71% 20374	8,403	8,874
Freddie Mac, Series 3271, Class OA, 6.00% 2037	25,341	28,056
Freddie Mac 6.00% 2037	2,946	3,209
Freddie Mac 5.00% 2038	17,342	18,245
Freddie Mac 5.00% 2038	10,679	11,235
Freddie Mac 5.00% 2038	10,248	10,782
Freddie Mac 5.00% 2038	5,110	5,377
Freddie Mac 5.00% 2038	2,719	2,860
Freddie Mac 5.00% 2038	2,205	2,320
Freddie Mac 5.00% 2038	1,825	1,925
Freddie Mac 5.00% 2038	49	52
Freddie Mac 5.064% 20384	7,088	7,516
Freddie Mac 5.50% 2038	44,237	47,207
Freddie Mac 5.504% 20384	7,010	7,330
Freddie Mac 5.894% 20384	11,037	11,742
Freddie Mac 3.55% 20394	4,091	4,233
Freddie Mac 5.00% 2039	67,232	70,466
Freddie Mac 6.00% 2040	12,610	13,703
Freddie Mac 6.50% 2047	3,481	3,811
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	7,169	6,199
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	8,050	6,821
Government National Mortgage Assn. 4.50% 2037	13,579	14,088
Government National Mortgage Assn. 4.00% 2038	5,710	5,745
Government National Mortgage Assn. 4.50% 2038	1,671	1,732
Government National Mortgage Assn. 4.00% 2040	10,972	11,040
Government National Mortgage Assn. 4.00% 2040	7,088	7,132
Government National Mortgage Assn. 4.00% 2040	5,440	5,473
Government National Mortgage Assn. 4.00% 2040	4,723	4,752
Government National Mortgage Assn. 4.00% 2040	4,714	4,743
Government National Mortgage Assn. 4.00% 2040	3,976	4,001
Government National Mortgage Assn. 4.00% 2040	2,953	2,971
Government National Mortgage Assn. 4.00% 2040	2,540	2,556
Government National Mortgage Assn. 4.00% 2040	2,176	2,190
Government National Mortgage Assn. 4.00% 2040	2,095	2,108
Government National Mortgage Assn. 4.00% 2040	1,647	1,657
Government National Mortgage Assn. 4.00% 2040	1,289	1,297
Government National Mortgage Assn. 4.00% 2040	1,279	1,287
Government National Mortgage Assn. 4.00% 2040	1,165	1,172
Government National Mortgage Assn. 4.50% 2040	17,341	17,976
Government National Mortgage Assn. 4.50% 2040	15,913	16,496
Government National Mortgage Assn. 4.50% 2040	2,794	2,896
Government National Mortgage Assn. 5.00% 2040	5,527	5,878
Government National Mortgage Assn. 5.00% 2040	4,591	4,882
Government National Mortgage Assn. 5.00% 2040	1,273	1,354
Government National Mortgage Assn. 5.00% 2040	105	111
Government National Mortgage Assn. 4.00% 2041	60,000	60,244
Government National Mortgage Assn. 5.816% 2058	12,733	13,944
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,516	1,671
Government National Mortgage Assn. 6.172% 2058	1,658	1,806
Government National Mortgage Assn. 6.205% 2058	5,224	5,771
Government National Mortgage Assn. 6.22% 2058	3,030	3,312
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 6.827% 20354,5	5,050	5,121
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	4,008	4,011
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	3,330	3,437
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	5,000	5,305
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	4,734	4,835
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20424	14,840	15,220
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.28% 20434	7,200	7,602
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-M, 5.321% 20434	16,830	17,057
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20444	15,000	16,023
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 20454	60,508	66,737
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	14,682	14,880
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)	21,630	22,280
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.745% 20494	9,597	10,254
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	543	528
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	317	321
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	427	432
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,710	1,735
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,265	2,270
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	364	364
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	4,000	4,103
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	12,931	12,953
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	11,125
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	4,947	5,139
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 20384	14,535	15,041
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	32,645	34,210
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.546% 20394	18,000	19,146
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.804% 20394	25,290	26,652
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20404	37,500	39,667
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	3,785	3,875
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20374	38,142	39,845
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.883% 20384	14,395	15,823
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	11,000	11,717
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	14,946	15,129
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,449	1,447
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	6,651	6,745
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20454	3,500	3,769
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 20454	21,700	22,478
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.712% 20454	4,955	5,312
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	5,000	5,407
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.658% (undated)4	5,000	5,269
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20375	27,000	28,971
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20375	10,000	10,507
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20375	15,000	15,761
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	47,426	51,297
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	2,060	2,097
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	2,981	2,985
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.272% 20444	30,000	32,207
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	10,227	10,535
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.204% 20424	21,468	22,213
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.736% 20424	20,105	21,135
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20354,5	29,168	30,523
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20584,5	6,957	7,250
Bank of America 5.50% 20125	30,000	31,668
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	5,161	5,156
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	1,447	1,457
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	9,830	10,264
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	13,561
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.38% 20464	30,119	30,010
Northern Rock PLC 5.625% 20175	20,000	20,428
Northern Rock PLC 5.625% 2017	6,000	6,128
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)4	25,000	26,498
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20355	8,000	8,397
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 20375	15,000	14,752
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	845	850
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	21,430	22,290
HBOS Treasury Services PLC 5.00% 20115	6,920	7,113
HBOS Treasury Services PLC 5.25% 20175	14,000	14,486
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	3,831	3,828
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.316% 20454	17,000	17,603
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 0.621% 20184,5	7,827	7,827
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 20185	9,783	9,832
Banco Bilbao Vizcaya Argentaria, SA 5.75% 20175	15,000	15,270
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	5,344
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	6,300	6,783
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	4,885	4,890
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	1,026	1,057
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20434	5,065	5,393
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	11,091	11,330
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	7,716	7,501
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	3,000	3,054
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20304	2,500	2,695
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	5,000	5,354
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 2.951% 20354	5,179	4,833
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	4,569	4,567
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 2.812% 20344	1,894	1,747
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 2.982% 20344	2,840	2,474
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	3,800	3,794
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.902% 20194,5	3,739	3,742
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	3,570	3,658
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	2,799	2,823
Ally Financial Inc., Series 2001-C1, Class A-2, 6.465% 2034	2,651	2,650
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 3.095% 20344	2,140	1,819
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.924% 20344	241	232
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	212	213
		5,316,541

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 5.81%
U.S. Treasury 1.125% 2011	30,000	30,225
U.S. Treasury 4.50% 2011	5,000	5,016
U.S. Treasury 4.625% 2011	25,000	25,637
U.S. Treasury 5.00% 2011	82,150	82,303
U.S. Treasury 5.125% 2011	100,000	102,035
U.S. Treasury 0.625% 2012	20,000	20,067
U.S. Treasury 0.625% 2012	6,000	6,010
U.S. Treasury 4.00% 2012	6,000	6,377
U.S. Treasury 4.25% 2012	145,750	154,940
U.S. Treasury 4.875% 2012	75,000	79,756
U.S. Treasury 4.875% 2012	50,000	52,365
U.S. Treasury 0.625% 2013	100	100
U.S. Treasury 1.50% 2013	20,000	20,327
U.S. Treasury 3.375% 2013	40,000	42,572
U.S. Treasury 3.875% 2013	75,000	80,071
U.S. Treasury 4.25% 2013	148,000	161,083
U.S. Treasury 1.875% 2014	30,000	30,796
U.S. Treasury 2.25% 2014	35,000	36,299
U.S. Treasury 4.25% 2014	100,000	110,887
U.S. Treasury 4.25% 2014	25,000	27,668
U.S. Treasury 1.25% 2015	13,000	12,679
U.S. Treasury 1.875% 20157	28,122	30,935
U.S. Treasury 2.125% 2015	13,750	13,884
U.S. Treasury 2.50% 2015	25,000	25,949
U.S. Treasury 4.25% 2015	30,000	33,344
U.S. Treasury 9.875% 2015	90,000	123,529
U.S. Treasury 10.625% 2015	17,500	24,355
U.S. Treasury 11.25% 2015	155,000	214,675
U.S. Treasury 2.625% 2016	60,000	61,870
U.S. Treasury 3.25% 2016	10,000	10,571
U.S. Treasury 7.50% 2016	270,000	347,582
U.S. Treasury 9.25% 2016	96,000	130,065
U.S. Treasury 3.25% 2017	35,000	36,646
U.S. Treasury 8.75% 2017	50,000	68,566
U.S. Treasury 8.875% 2017	130,000	180,431
U.S. Treasury 3.75% 2018	60,150	63,897
U.S. Treasury 4.00% 2018	40,000	43,283
U.S. Treasury 8.125% 2019	40,000	55,607
U.S. Treasury 2.625% 2020	5,000	4,689
U.S. Treasury 3.50% 2020	187,600	191,359
U.S. Treasury 3.625% 2020	7,000	7,244
U.S. Treasury 8.75% 2020	50,000	72,820
U.S. Treasury 8.00% 2021	40,000	56,295
U.S. Treasury 8.125% 2021	25,000	35,423
U.S. Treasury 7.125% 2023	35,000	46,690
U.S. Treasury 6.875% 2025	25,000	32,978
U.S. Treasury 4.375% 2039	9,250	8,977
U.S. Treasury 4.50% 2039	30,000	29,746
U.S. Treasury 3.875% 2040	111,900	99,300
U.S. Treasury 4.25% 2040	17,900	16,971
U.S. Treasury 4.375% 2040	97,400	94,412
U.S. Treasury 4.625% 2040	40,000	40,453
Fannie Mae 5.00% 2011	19,815	20,477
Fannie Mae 5.125% 2011	20,000	20,204
Fannie Mae 6.00% 2011	168,500	171,329
Fannie Mae, Series 1, 4.75% 2012	75,000	80,490
Fannie Mae 6.125% 2012	251,000	267,277
Fannie Mae 2.50% 2014	25,000	25,919
Fannie Mae 4.625% 2014	25,000	27,720
Fannie Mae 5.00% 2015	25,000	28,158
Fannie Mae 5.375% 2016	10,420	11,978
Federal Home Loan Bank, Series 363, 4.50% 2012	50,000	53,413
Federal Home Loan Banks, Series 312, 5.75% 2012	25,000	26,723
Federal Home Loan Bank 3.625% 2013	90,000	96,194
Freddie Mac 6.00% 2011	25,000	25,541
Freddie Mac 5.75% 2012	75,000	78,890
Freddie Mac 3.00% 2014	30,000	31,585
Freddie Mac 5.50% 2016	14,580	16,855
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,364
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,313
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,188
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	6,300	6,481
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.502% 20124	25,000	25,063
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,000	15,496
Federal Agricultural Mortgage Corp. 5.50% 20115	37,300	38,109
CoBank ACB 7.875% 20185	17,160	19,134
CoBank ACB 0.902% 20224,5	23,585	18,730
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	15,000	15,296
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	20,000	20,576
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,269
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.625% 2012	20,000	20,729
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	18,335	18,721
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,315
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.553% 20124	15,000	15,075
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	14,000	14,458
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,520
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	10,000	10,231
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	10,000	10,021
		4,602,601

FINANCIALS — 2.74%
ProLogis 7.625% 2014	24,530	28,333
ProLogis 6.25% 2017	40,000	43,772
ProLogis 6.625% 2018	55,200	61,099
ProLogis 7.375% 2019	39,555	45,489
ProLogis 6.875% 2020	103,875	116,284
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20145	18,835	20,361
Westfield Group 7.50% 20145	20,000	22,941
Westfield Group 5.75% 20155	18,000	19,716
Westfield Group 5.70% 20165	4,000	4,367
Westfield Group 7.125% 20185	50,880	58,995
Westfield Group 6.75% 20195	7,000	7,890
Citigroup Inc. 4.587% 2015	56,693	59,265
Citigroup Inc. 4.75% 2015	10,000	10,564
Citigroup Inc. 6.125% 2017	22,275	24,472
JPMorgan Chase & Co. 1.103% 20144	12,000	12,025
JPMorgan Chase & Co. 2.05% 2014	9,800	9,816
JPMorgan Chase & Co. 3.40% 2015	15,000	15,345
JPMorgan Chase & Co. 2.60% 2016	37,350	36,439
JPMorgan Chase & Co. 4.25% 2020	16,400	15,827
JPMorgan Chase & Co. 4.40% 2020	3,460	3,394
Capital One Bank 6.50% 2013	13,477	14,748
Capital One Capital III 7.686% 20364	47,618	48,570
Capital One Capital V 10.25% 2039	25,980	28,253
CNA Financial Corp. 6.00% 2011	20,000	20,477
CNA Financial Corp. 5.85% 2014	42,000	44,471
CNA Financial Corp. 6.50% 2016	2,500	2,706
CNA Financial Corp. 7.35% 2019	6,000	6,608
Monumental Global Funding 5.50% 20135	23,915	25,563
Monumental Global Funding III 0.503% 20144,5	24,860	23,930
Monumental Global Funding III 5.25% 20145	22,000	23,429
Bank of America Corp. 0.563% 20164	3,500	3,191
Bank of America Corp. 5.75% 2017	17,500	18,349
Bank of America Corp. 5.65% 2018	9,000	9,388
Bank of America Corp. 5.625% 2020	1,625	1,674
Bank of America Corp. 5.875% 2021	16,400	17,202
NB Capital Trust IV 8.25% 2027	13,500	13,922
Abbey National Treasury Services PLC 3.875% 20145	9,096	9,006
Santander Issuances, SA Unipersonal 5.911% 20165	8,100	8,034
Sovereign Bancorp, Inc. 8.75% 2018	29,515	32,261
Santander Issuances, SA Unipersonal 6.50% 20194,5	13,600	13,620
HBOS PLC 6.75% 20185	45,955	42,448
Lloyds TSB Bank PLC 6.375% 2021	13,000	13,162
HBOS PLC 6.00% 20335	9,285	6,634
Simon Property Group, LP 6.75% 2014	34,230	38,680
Simon Property Group, LP 4.20% 2015	7,980	8,404
Simon Property Group, LP 5.875% 2017	5,000	5,505
Simon Property Group, LP 6.125% 2018	8,455	9,488
Developers Diversified Realty Corp. 5.375% 2012	15,221	15,707
Developers Diversified Realty Corp. 5.50% 2015	4,194	4,339
Developers Diversified Realty Corp. 9.625% 2016	10,245	12,337
Developers Diversified Realty Corp. 7.50% 2017	15,310	17,284
Developers Diversified Realty Corp. 7.875% 2020	10,090	11,684
Liberty Mutual Group Inc. 5.75% 20145	14,000	14,988
Liberty Mutual Group Inc. 6.70% 20165	10,000	10,813
Liberty Mutual Group Inc. 6.50% 20355	6,200	5,485
Liberty Mutual Group Inc. 7.50% 20365	28,550	28,659
Morgan Stanley, Series F, 5.625% 2019	40,890	41,357
Morgan Stanley, Series F, 5.75% 2021	18,000	18,226
Kimco Realty Corp., Series C, 4.82% 2011	12,100	12,301
Kimco Realty Corp. 6.00% 2012	4,062	4,349
Pan Pacific Retail Properties, Inc. 6.125% 2013	4,545	4,811
Kimco Realty Corp., Series C, 4.82% 2014	3,068	3,249
Kimco Realty Corp., Series C, 5.783% 2016	4,147	4,525
Kimco Realty Corp. 5.70% 2017	8,500	9,309
Kimco Realty Corp. 4.30% 2018	14,000	14,205
AXA SA 6.463% (undated)4,5	57,250	50,666
Hospitality Properties Trust 6.75% 2013	14,925	15,765
Hospitality Properties Trust 5.125% 2015	3,675	3,792
Hospitality Properties Trust 6.30% 2016	550	583
Hospitality Properties Trust 6.70% 2018	20,503	21,839
Royal Bank of Scotland Group PLC 5.00% 2014	5,400	5,322
Royal Bank of Scotland PLC 3.95% 2015	7,500	7,323
Royal Bank of Scotland PLC 4.875% 2015	12,500	12,730
Royal Bank of Scotland PLC 6.125% 2021	13,750	13,689
Société Générale 3.10% 20155	4,000	3,902
Société Générale 5.75% 20165	32,585	33,798
Goldman Sachs Group, Inc. 7.50% 2019	12,000	13,985
Goldman Sachs Group, Inc. 5.375% 2020	17,960	18,519
Goldman Sachs Group, Inc. 6.25% 2041	5,000	5,071
Barclays Bank PLC 5.125% 2020	500	508
Barclays Bank PLC 5.14% 2020	40,525	37,025
Lehman Brothers Holdings Inc., Series I, 0% 20104,8	10,000	2,438
Lehman Brothers Holdings Inc., Series G, 4.80% 20148	60,920	15,002
Lehman Brothers Holdings Inc., Series I, 6.20% 20148	63,610	15,664
Lehman Brothers Holdings Inc., Series I, 6.875% 20188	14,465	3,707
American Express Co. 6.15% 2017	9,080	10,236
American Express Co. 6.80% 20664	21,765	21,955
Discover Financial Services 6.45% 2017	6,116	6,433
Discover Financial Services 8.70% 2019	2,800	3,358
Discover Financial Services 10.25% 2019	16,936	21,681
Regions Financial Corp. 6.375% 2012	2,975	3,035
Regions Financial Corp. 4.875% 2013	6,035	5,948
Regions Financial Corp. 7.75% 2014	17,027	17,893
Regions Financial Corp. 5.75% 2015	4,360	4,331
New York Life Global Funding 5.25% 20125	25,000	26,847
New York Life Global Funding 4.65% 20135	4,000	4,299
ACE INA Holdings Inc. 5.875% 2014	6,665	7,383
ACE INA Holdings Inc. 2.60% 2015	5,000	4,937
ACE INA Holdings Inc. 5.70% 2017	2,750	3,038
ACE Capital Trust II 9.70% 2030	12,210	15,079
Prudential Financial, Inc., Series D, 5.15% 2013	9,000	9,588
PRICOA Global Funding I 5.30% 20135	2,500	2,736
Prudential Holdings, LLC, Series C, 8.695% 20235,6	15,000	17,809
UBS AG 1.304% 20144	4,000	4,004
UBS AG 2.25% 2014	17,000	17,036
UBS AG 3.875% 2015	2,000	2,062
UBS AG 5.875% 2017	5,000	5,465
UBS AG 4.875% 2020	1,250	1,260
PNC Funding Corp. 5.40% 2014	10,000	10,996
PNC Funding Corp. 4.25% 2015	11,800	12,406
PNC Bank NA 6.875% 2018	5,200	5,937
HSBC Bank PLC 2.00% 20145	4,000	4,006
HSBC Bank PLC 3.50% 20155	7,250	7,397
HSBC Bank USA, NA 4.875% 2020	15,205	14,832
ERP Operating LP 6.584% 2015	1,080	1,251
ERP Operating LP 5.125% 2016	7,225	7,869
ERP Operating LP 5.75% 2017	6,000	6,641
ERP Operating LP 4.75% 2020	8,000	8,136
MetLife Global Funding I 5.125% 20135	4,305	4,632
MetLife Global Funding I 5.125% 20145	15,000	16,387
MetLife Global Funding I 2.50% 20155	2,500	2,470
SunTrust Banks, Inc. 6.00% 2017	20,000	21,164
Northern Trust Corp. 4.625% 2014	8,475	9,202
Northern Trust Corp. 5.85% 20175	10,150	11,369
SLM Corp., Series A, 5.40% 2011	20,000	20,502
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	19,000	19,646
Standard Chartered PLC 3.85% 20155	7,000	7,212
Standard Chartered Bank 6.40% 20175	9,816	10,602
Paribas, New York Branch 6.95% 2013	2,125	2,365
BNP Paribas 5.125% 20155	6,965	7,403
BNP Paribas 5.00% 2021	8,000	8,017
Ford Motor Credit Co. 7.375% 2011	15,000	15,000
Lazard Group LLC 7.125% 2015	11,220	12,215
Brandywine Operating Partnership, LP 5.75% 2012	7,505	7,754
Brandywine Operating Partnership, LP 5.40% 2014	3,955	4,150
HVB Funding Trust I 8.741% 20315	9,571	9,571
UDR, Inc., Series A, 5.25% 2015	8,975	9,409
Berkshire Hathaway Inc. 2.125% 2013	4,000	4,097
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,176
UnumProvident Finance Co. PLC 6.85% 20155	1,885	2,092
Unum Group 7.125% 2016	4,905	5,560
Unum Group 5.625% 2020	415	417
Chubb Corp. 6.375% 20674	7,500	7,988
Charles Schwab Corp., Series A, 6.375% 2017	7,000	7,911
NASDAQ OMX Group, Inc. 5.25% 2018	6,800	6,946
Principal Life Insurance Co. 6.25% 20125	5,000	5,201
Union Bank of California, NA 5.95% 2016	3,711	4,034
TIAA Global Markets 4.95% 20135	3,225	3,490
Nordea Bank, Series 2, 3.70% 20145	3,000	3,119
		2,172,058

ENERGY — 1.23%
Gazprom OJSC 7.51% 2013	200	220
Gazprom OJSC 5.092% 20155	26,530	26,928
Gazprom OJSC 8.146% 2018	3,407	3,935
Gazprom OJSC, Series 9, 6.51% 2022	90,267	92,524
Gazprom OJSC 6.51% 20225	9,367	9,601
Gazprom OJSC, Series 2, 8.625% 2034	620	748
Gazprom OJSC 7.288% 2037	91,403	95,059
Gazprom OJSC 7.288% 20375	3,810	3,962
Kinder Morgan Energy Partners LP 6.75% 2011	6,392	6,435
Kinder Morgan Energy Partners LP 5.85% 2012	17,907	19,233
Kinder Morgan Energy Partners LP 7.125% 2012	12,500	13,311
Kinder Morgan Energy Partners LP 5.00% 2013	5,985	6,555
Kinder Morgan Energy Partners LP 5.125% 2014	37,210	40,526
Kinder Morgan Energy Partners LP 6.00% 2017	5,375	5,989
Kinder Morgan Energy Partners LP 5.30% 2020	11,250	11,718
Kinder Morgan Energy Partners LP 6.95% 2038	15,000	16,205
BP Capital Markets PLC 3.125% 2012	34,485	35,276
BP Capital Markets PLC 5.25% 2013	1,665	1,825
BP Capital Markets PLC 3.625% 20145	20,000	20,975
BP Capital Markets PLC 3.875% 2015	26,490	27,775
Rockies Express Pipeline LLC 6.25% 20135	58,735	63,422
Enbridge Inc. 5.80% 2014	38,000	42,493
Enbridge Inc. 4.90% 2015	11,310	12,365
Enbridge Inc. 5.60% 2017	6,940	7,848
Devon Financing Corp., ULC 6.875% 2011	37,500	39,027
Devon Energy Corp. 5.625% 2014	16,000	17,860
TransCanada PipeLines Ltd. 3.40% 2015	9,255	9,602
TransCanada PipeLines Ltd. 6.50% 2018	10,000	11,729
TransCanada PipeLines Ltd. 6.35% 20674	33,250	33,400
Enbridge Energy Partners, LP 5.35% 2014	3,700	4,071
Enbridge Energy Partners, LP, Series B, 6.50% 2018	34,250	38,973
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,621
Enbridge Energy Partners, LP 5.20% 2020	4,575	4,789
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	27,170	28,168
Williams Partners L.P. 4.125% 2020	5,000	4,726
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	9,640	9,953
Husky Energy Inc. 6.25% 2012	4,345	4,638
Husky Energy Inc. 5.90% 2014	13,290	14,726
Husky Energy Inc. 6.20% 2017	585	661
Husky Energy Inc. 7.25% 2019	7,530	8,960
Ras Laffan Liquefied Natural Gas III 5.50% 2014	5,000	5,413
Ras Laffan Liquefied Natural Gas III 5.50% 20145	4,800	5,196
Ras Laffan Liquefied Natural Gas III 6.75% 20195	500	577
Ras Laffan Liquefied Natural Gas II 5.298% 20205,6	16,503	17,567
Pemex Project Funding Master Trust 5.75% 2018	12,750	13,611
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	15,092
Enterprise Products Operating LP 7.50% 2011	20,000	20,000
Total Capital Canada Ltd. 1.625% 2014	10,000	10,034
Total Capital SA 3.00% 2015	1,750	1,798
Total Capital SA 3.125% 2015	3,025	3,111
Total Capital SA 4.45% 2020	2,000	2,056
Chevron Corp. 3.95% 2014	3,250	3,499
Chevron Corp. 4.95% 2019	10,350	11,588
StatoilHydro ASA 2.90% 2014	6,205	6,432
StatoilHydro ASA 5.25% 2019	4,750	5,251
Apache Corp. 6.00% 2013	995	1,110
Apache Corp. 6.90% 2018	6,565	7,960
Reliance Holdings Ltd. 4.50% 20205	9,500	8,856
Williams Companies, Inc. 7.875% 2021	7,406	8,832
Shell International Finance BV 4.00% 2014	5,600	6,016
BG Energy Capital PLC 2.50% 20155	5,400	5,368
Petrobras International 5.375% 2021	5,250	5,306
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20215,6	4,180	4,389
		971,894

TELECOMMUNICATION SERVICES — 0.78%
MTS International Funding Ltd. 8.625% 20205	112,000	126,000
MTS International Funding Ltd. 8.625% 2020	7,520	8,460
Vodafone Group PLC 5.375% 2015	4,700	5,195
Vodafone Group PLC, Term Loan, 6.875% 20151,6,9,10	50,000	52,000
Vodafone Group PLC 5.75% 2016	6,475	7,271
Vodafone Group PLC 5.625% 2017	28,950	32,437
Verizon Communications Inc. 3.75% 2011	11,000	11,107
Verizon Global Funding Corp. 7.375% 2012	7,000	7,697
Verizon Communications Inc. 7.375% 2013	20,000	23,134
Verizon Communications Inc. 5.50% 2017	20,000	22,163
Verizon Communications Inc. 8.75% 2018	11,000	14,300
SBC Communications Inc. 6.25% 2011	20,000	20,137
SBC Communications Inc. 5.875% 2012	10,000	10,765
AT&T Inc. 4.95% 2013	8,125	8,728
AT&T Inc. 4.85% 2014	7,420	8,071
AT&T Inc. 5.35% 20405	19,476	17,858
Qwest Corp. 7.875% 2011	48,000	49,920
Telecom Italia Capital SA, Series B, 5.25% 2013	10,200	10,643
Telecom Italia Capital SA 6.999% 2018	16,500	17,651
Telecom Italia Capital SA 7.175% 2019	7,500	8,132
Telecom Italia Capital SA 7.20% 2036	5,960	5,758
Telefónica Emisiones, SAU 5.984% 2011	20,000	20,389
Telefónica Emisiones, SAU 6.421% 2016	15,000	16,566
América Móvil, SAB de CV 5.00% 2020	12,700	13,235
América Móvil, SAB de CV 8.46% 2036	MXN286,500	21,262
PCCW-HKT Capital Ltd. 8.00% 20114,5	$20,000	20,948
Deutsche Telekom International Finance BV 6.75% 2018	15,000	17,712
American Tower Corp. 4.625% 2015	4,875	5,108
American Tower Corp. 7.00% 2017	10,000	11,348
Koninklijke KPN NV 8.375% 2030	11,140	14,337
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,245
Singapore Telecommunications Ltd. 6.375% 20115	3,490	3,639
		622,216

HEALTH CARE — 0.74%
Cardinal Health, Inc. 6.75% 2011	$80,250	$80,400
Cardinal Health, Inc. 5.50% 2013	17,815	19,294
Cardinal Health, Inc. 4.00% 2015	4,410	4,584
Cardinal Health, Inc. 5.80% 2016	5,000	5,636
Roche Holdings Inc. 5.00% 20145	51,900	56,899
Roche Holdings Inc. 6.00% 20195	36,750	42,552
Merck & Co., Inc. 1.875% 2011	8,885	8,948
Merck & Co., Inc. 4.00% 2015	10,000	10,753
Schering-Plough Corp. 6.00% 2017	50,000	58,645
Pfizer Inc 5.35% 2015	20,000	22,521
Pfizer Inc 6.20% 2019	25,000	29,241
Biogen Idec Inc. 6.00% 2013	40,000	43,058
WellPoint, Inc. 5.875% 2017	25,000	28,004
Express Scripts Inc. 5.25% 2012	11,485	12,095
Express Scripts Inc. 6.25% 2014	13,837	15,537
Novartis Capital Corp. 4.125% 2014	10,000	10,751
Novartis Securities Investment Ltd. 5.125% 2019	15,000	16,466
UnitedHealth Group Inc. 5.25% 2011	1,585	1,593
UnitedHealth Group Inc. 5.50% 2012	4,121	4,415
UnitedHealth Group Inc. 4.875% 2013	10,000	10,727
UnitedHealth Group Inc. 6.00% 2017	2,050	2,316
UnitedHealth Group Inc. 3.875% 2020	2,900	2,775
GlaxoSmithKline Capital Inc. 4.85% 2013	10,775	11,685
GlaxoSmithKline Capital Inc. 5.65% 2018	7,500	8,534
AstraZeneca PLC 5.40% 2012	18,000	19,353
Aetna Inc. 5.75% 2011	12,500	12,735
Aetna Inc. 3.95% 2020	5,000	4,826
Abbott Laboratories 5.875% 2016	12,907	14,943
Medco Health Solutions, Inc. 2.75% 2015	9,130	9,077
Boston Scientific Corp. 5.125% 2017	6,410	6,551
Coventry Health Care, Inc. 5.95% 2017	5,385	5,537
Hospira, Inc. 5.90% 2014	2,860	3,156
		583,607

CONSUMER DISCRETIONARY — 0.70%
Staples, Inc. 9.75% 2014	72,826	88,807
Time Warner Cable Inc. 6.20% 2013	15,533	17,238
Time Warner Cable Inc. 7.50% 2014	23,775	27,436
Time Warner Cable Inc. 8.25% 2014	2,000	2,336
Time Warner Cable Inc. 8.75% 2019	13,175	16,735
Time Warner Cable Inc. 5.00% 2020	10,000	10,251
Time Warner Cable Inc. 4.125% 2021	3,500	3,320
Time Warner Inc. 5.875% 2016	50,600	57,122
Time Warner Companies, Inc. 7.25% 2017	2,500	2,978
Time Warner Inc. 6.50% 2036	2,000	2,117
Comcast Corp. 5.85% 2015	10,000	11,246
Comcast Corp. 6.30% 2017	14,375	16,477
Comcast Corp. 5.875% 2018	9,250	10,253
Comcast Corp. 5.15% 2020	5,000	5,230
Comcast Corp. 6.45% 2037	3,000	3,132
Comcast Corp. 6.40% 2038	11,810	12,261
Comcast Corp. 6.40% 2040	3,000	3,130
NBC Universal, Inc. 2.10% 20145	31,000	30,889
NBC Universal, Inc. 3.65% 20155	4,000	4,113
NBC Universal, Inc. 5.15% 20205	8,000	8,264
NBC Universal, Inc. 4.375% 20215	13,500	13,090
NBC Universal, Inc. 6.40% 20405	500	519
News America Holdings Inc. 9.25% 2013	5,200	6,009
News America Holdings Inc. 8.00% 2016	2,000	2,483
News America Holdings Inc. 8.25% 2018	3,000	3,758
News America Inc. 6.65% 2037	14,600	15,865
Target Corp. 6.00% 2018	24,000	27,803
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,455	6,649
DaimlerChrysler North America Holding Corp. 5.875% 2011	16,450	16,552
DaimlerChrysler North America Holding Corp. 7.30% 2012	4,145	4,386
J.C. Penney Co., Inc., Series A, 6.875% 2015	660	703
J.C. Penney Co., Inc. 7.65% 2016	4,550	4,994
J.C. Penney Co., Inc. 5.65% 2020	13,325	12,925
Macy’s Retail Holdings, Inc. 8.375% 20154	13,015	15,162
Cox Communications, Inc. 7.125% 2012	7,335	8,023
Cox Communications, Inc. 4.625% 2013	5,495	5,878
Cox Communications, Inc. 5.45% 2014	880	977
Marriott International, Inc., Series I, 6.375% 2017	12,750	14,278
Home Depot, Inc. 5.25% 2013	10,875	11,997
Nordstrom, Inc. 6.75% 2014	10,000	11,447
Walt Disney Co. 4.70% 2012	10,000	10,704
Kohl’s Corp. 6.30% 2011	4,400	4,419
Kohl’s Corp. 6.00% 2033	4,902	5,050
Thomson Reuters Corp. 6.50% 2018	7,500	8,790
Marks and Spencer Group PLC 6.25% 20175	6,729	7,133
Lowe’s Companies, Inc. 3.75% 2021	7,000	6,755
		559,684

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.63%
Brazil (Federal Republic of) 6.00% 20157	BRL202,879	122,224
United Mexican States Government, Series M30, 10.00% 2036	MXN779,700	77,244
South Korean Government 5.50% 2017	KRW77,710,000	73,180
Australia Government Agency-Guaranteed, National Australia Bank 0.803% 20144,5	$25,000	25,037
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20145	26,750	27,879
France Government Agency-Guaranteed, Société Finance 2.25% 20125	29,365	29,950
France Government Agency-Guaranteed, Société Finance 3.375% 20145	10,000	10,553
Russian Federation 7.50% 20306	26,850	30,945
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20125	10,000	10,167
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20145	14,350	15,333
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.803% 20144,5	20,000	20,377
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20125	15,000	15,279
Denmark Government Agency-Guaranteed, Danske Bank 0.634% 20124,5	15,000	15,050
Corporación Andina de Fomento 6.875% 2012	10,000	10,506
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20125	9,375	9,570
Hungarian Government 6.25% 2020	8,610	8,639
		501,933

ASSET-BACKED OBLIGATIONS6 — 0.62%
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	7,963	7,966
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	49,710	51,295
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	21,011	21,970
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	13,465	13,834
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	21,412
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 20125	1,008	1,009
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20125	2,095	2,123
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20125	6,534	6,577
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20135	9,469	9,633
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 20135	7,972	8,124
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 20135	5,599	5,638
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	23,000	23,209
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20145	22,492	23,104
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20215	25,450	22,269
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	21,275	21,752
Chase Issuance Trust, Series 2007-A9, Class A, 0.291% 20144	20,000	19,959
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20165	17,500	19,240
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,970	18,786
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	16,267	16,607
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	14,204	15,303
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.311% 20154,5	15,000	14,974
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 20354	22,189	14,832
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	13,341	13,438
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	12,314	12,426
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	4,938	5,006
CarMax Auto Owner Trust, Series 2007-3, Class B, 6.12% 2013	7,000	7,226
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	12,506	11,686
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	10,556	10,724
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	10,315	10,653
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	9,600	10,184
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	239	238
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	9,000	9,499
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.42% 20374	11,437	8,846
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	6,146	5,972
Santander Drive Auto Receivables Trust, Series 2007-3, Class A-4-A, FGIC insured, 5.52% 2014	5,697	5,757
MBNA Master Credit Card Trust II, Series 2001-B, Class A, 0.521% 20134	5,150	5,150
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 20354,5	6,256	4,934
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	2,060	2,104
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	2,824	2,359
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.411% 20144	3,249	3,248
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.561% 20194,5	2,714	2,609
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.06% 20344	1,266	1,019
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.16% 20344	1,001	581
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	1,307	1,364
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	1,216	1,267
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	23	23
		495,929

UTILITIES — 0.54%
Cleveland Electric Illuminating Co. 5.65% 2013	20,535	22,495
Jersey Central Power & Light Co. 5.625% 2016	3,620	3,998
Pennsylvania Electric Co. 6.05% 2017	3,000	3,257
Cleveland Electric Illuminating Co. 8.875% 2018	37,275	47,164
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	8,675	8,888
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	12,325	13,068
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	7,175	7,804
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	3,339	3,756
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	16,975	19,588
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	11,500	12,439
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	24,425	28,073
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,000	4,753
National Grid PLC 6.30% 2016	28,225	32,402
Teco Finance, Inc. 6.75% 2015	26,294	30,048
Teco Finance, Inc. 5.15% 2020	1,700	1,768
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	7,600	8,743
Centerpoint Energy, Inc., Series B, 6.85% 2015	4,000	4,572
CenterPoint Energy Resources Corp. 4.50% 20215	16,681	16,634
Scottish Power PLC 5.375% 2015	25,000	26,555
HKCG Finance Ltd. 6.25% 2018	15,651	17,608
HKCG Finance Ltd. 6.25% 20185	7,525	8,466
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	5,377
Public Service Co. of Colorado 5.80% 2018	10,725	12,244
Public Service Co. of Colorado 5.125% 2019	4,350	4,740
Pacific Gas and Electric Co. 6.25% 2013	18,000	20,201
Illinois Power Co. 6.125% 2017	15,000	16,754
MidAmerican Energy Co. 5.95% 2017	14,000	16,026
PSEG Power LLC 7.75% 2011	15,000	15,210
Appalachian Power Co., Series M, 5.55% 2011	10,000	10,077
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	4,000	4,161
		426,869

MATERIALS — 0.45%
Dow Chemical Co. 7.60% 2014	60,200	69,999
Dow Chemical Co. 5.70% 2018	1,400	1,512
Dow Chemical Co. 8.55% 2019	62,075	77,607
POSCO 4.25% 20205	59,355	55,756
International Paper Co. 7.95% 2018	7,800	9,383
International Paper Co. 9.375% 2019	30,220	39,081
ArcelorMittal 5.375% 2013	9,500	10,155
ArcelorMittal 9.85% 2019	26,700	34,321
Rio Tinto Finance (USA) Ltd. 8.95% 2014	4,250	5,167
Rio Tinto Finance (USA) Ltd. 9.00% 2019	10,920	14,499
Vale Overseas Ltd. 6.25% 2016	10,171	11,463
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,792
ICI Wilmington, Inc. 5.625% 2013	3,500	3,824
Arbermarle Corp. 5.10% 2015	3,500	3,743
Yara International ASA 7.875% 20195	2,225	2,682
E.I. du Pont de Nemours and Co. 5.00% 2013	404	436
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,678
Airgas, Inc. 7.125% 2018	1,800	1,960
Praxair, Inc. 4.375% 2014	1,000	1,078
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	363
		354,499

INDUSTRIALS — 0.43%
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20196	7,428	7,859
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	4,090	4,369
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20226	7,234	7,631
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20226	12,409	13,643
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20226	11,625	12,896
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20136	39,450	40,979
Burlington Northern Santa Fe Corp. 7.00% 2014	25,930	29,846
Burlington Northern Santa Fe Corp. 5.65% 2017	1,500	1,676
BNSF Funding Trust I 6.613% 20554	6,700	6,985
Canadian National Railway Co. 4.40% 2013	500	535
Canadian National Railway Co. 4.95% 2014	4,175	4,569
Canadian National Railway Co. 5.55% 2018	25,000	28,089
Koninklijke Philips Electronics NV 4.625% 2013	25,950	27,705
Union Pacific Corp. 6.50% 2012	2,000	2,127
Union Pacific Corp. 5.125% 2014	11,495	12,558
Union Pacific Corp. 5.75% 2017	5,405	6,103
Union Pacific Corp. 5.70% 2018	5,870	6,639
Volvo Treasury AB 5.95% 20155	19,450	21,311
Norfolk Southern Corp. 5.75% 2016	17,090	19,225
Atlas Copco AB 5.60% 20175	17,290	18,563
Hutchison Whampoa International Ltd. 6.50% 20135	11,800	12,894
Northrop Grumman Systems Corp. 7.125% 2011	12,700	12,729
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20111,5,6	10,701	10,968
BAE Systems Holdings Inc. 4.95% 20145	1,375	1,478
United Technologies Corp. 4.50% 2020	8,855	9,267
Raytheon Co. 6.40% 2018	1,580	1,851
Raytheon Co. 6.75% 2018	2,420	2,886
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20136	4,000	4,145
Caterpillar Financial Services Corp., Series F, 5.125% 2011	2,400	2,478
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,290	1,383
Lockheed Martin Corp. 4.121% 2013	2,000	2,125
General Electric Co. 5.50% PINES 2035	1,905	1,969
Waste Management, Inc. 5.00% 2014	890	963
		338,444

CONSUMER STAPLES — 0.42%
CVS Caremark Corp. 6.117% 20135,6	650	696
CVS Caremark Corp. 6.60% 2019	7,442	8,673
CVS Caremark Corp. 5.789% 20265,6	12,281	12,364
CVS Caremark Corp. 6.036% 20286	13,005	13,285
CVS Caremark Corp. 6.943% 20306	24,100	26,261
Kroger Co. 6.75% 2012	1,000	1,063
Kroger Co. 5.00% 2013	2,500	2,691
Kroger Co. 6.40% 2017	31,300	35,931
The Kroger Co. 7.00% 2018	2,000	2,284
Anheuser-Busch InBev NV 2.50% 2013	4,000	4,096
Anheuser-Busch InBev NV 7.20% 20145	2,500	2,884
Anheuser-Busch InBev NV 3.625% 2015	5,000	5,210
Anheuser-Busch InBev NV 4.125% 2015	20,000	21,321
Anheuser-Busch InBev NV 5.00% 2020	1,000	1,052
Anheuser-Busch InBev NV 5.375% 2020	5,000	5,401
Wal-Mart Stores, Inc. 4.25% 2013	6,000	6,441
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 20156	13,898	15,899
Wal-Mart Stores, Inc. 5.80% 2018	15,295	17,581
Delhaize Group 5.875% 2014	10,107	11,160
Delhaize Group 6.50% 2017	19,210	21,878
Altria Group, Inc. 9.70% 2018	25,195	32,723
Safeway Inc. 6.25% 2014	1,500	1,661
Safeway Inc. 6.35% 2017	15,000	16,841
Safeway Inc. 3.95% 2020	14,725	13,846
Kraft Foods Inc. 2.625% 2013	10,610	10,940
Kraft Foods Inc. 4.125% 2016	5,500	5,788
Kraft Foods Inc. 5.375% 2020	5,500	5,877
Coca-Cola Co. 1.50% 2015	8,825	8,513
Coca-Cola Co. 3.15% 2020	4,190	3,918
Tesco PLC 5.50% 20175	9,058	10,266
PepsiCo, Inc. 3.10% 2015	5,000	5,236
		331,780

INFORMATION TECHNOLOGY — 0.16%
National Semiconductor Corp. 6.15% 2012	28,805	30,547
National Semiconductor Corp. 6.60% 2017	10,000	11,031
KLA-Tencor Corp. 6.90% 2018	34,375	38,024
Cisco Systems, Inc. 5.25% 2011	14,000	14,036
Cisco Systems, Inc. 5.50% 2016	2,000	2,282
Cisco Systems, Inc. 4.95% 2019	3,500	3,790
Cisco Systems, Inc. 4.45% 2020	6,500	6,760
Electronic Data Systems Corp., Series B, 6.00% 20134	10,000	11,138
International Business Machines Corp. 2.00% 2016	4,000	3,916
International Business Machines Corp. 5.70% 2017	4,750	5,468
		126,992

MUNICIPALS — 0.02%
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	10,000	9,571
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	6,217	5,413
State of Louisiana, Parish of St. John the Baptist, Revenue Bonds (Marathon Oil Corp. Project),
Series 2007-A, 5.125% 2037	3,300	3,064
		18,048

Total bonds & notes (cost: $16,799,972,000)		17,423,095

Short-term securities — 4.64%

Freddie Mac 0.18%–0.24% due 2/28–4/25/2011	1,072,780	1,072,496
U.S. Treasury Bills 0.135%–0.256% due 2/17–11/17/2011	996,000	995,563
Federal Home Loan Bank 0.155%–0.331% due 2/1–12/5/2011	496,900	496,735
Fannie Mae 0.17%–0.381% due 2/1–7/5/2011	481,400	481,211
Straight-A Funding LLC 0.25% due 4/1–4/12/20115	178,859	178,775
Federal Farm Credit Banks 0.26%–0.32% due 6/30–12/27/2011	110,700	110,562
Coca-Cola Co. 0.21%–0.23% due 2/2–3/7/20115	100,900	100,887
Procter & Gamble Co. 0.20% due 2/23/20115	100,000	99,988
Jupiter Securitization Co., LLC 0.24% due 3/9/20115	50,000	49,988
Bank of America Corp. 0.18% due 2/1/2011	49,100	49,100
Johnson & Johnson 0.20% due 3/22/20115	40,100	40,089

Total short-term securities (cost: $3,675,019,000)		3,675,394

Total investment securities (cost: $73,686,929,000)		79,225,801
Other assets less liabilities		33,916

Net assets		$79,259,717

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $29,550,495,000, which represented 37.28% of the net assets of the fund. This amount includes $29,460,365,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
3Security did not produce income during the last 12 months.
4Coupon rate may change periodically.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,477,284,000, which represented 3.13% of the net assets of the fund.

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Index-linked bond whose principal amount moves with a government retail price index.
8Scheduled interest and/or principal payment was not received.
9Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

10Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $52,000,000, which represented .07% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2011(000)

CenturyLink, Inc.	19,526,027	—	—	19,526,027	$14,156	$844,305
OPAP SA	16,421,040	—	—	16,421,040	10,106	331,573
MAp Group	93,268,737	8,106,336	—	101,375,073	8,286	302,952
Elisa Oyj, Class A*	7,550,000	1,927,450	—	9,477,450	—	208,720
CapitaCommercial Trust	183,387,300	—	—	183,387,300	5,069	205,526
RPM International, Inc.	8,340,000	—	—	8,340,000	1,751	195,406
Ascendas Real Estate Investment Trust	114,668,000	—	—	114,668,000	2,637	188,053
FirstGroup PLC	31,300,000	—	—	31,300,000	3,473	187,444
Hays PLC	89,115,828	—	1,290,699	87,825,129	—	170,451
Fidelity National Financial, Inc.	12,279,900	—	—	12,279,900	2,210	165,165
Ratchaburi Electricity Generating Holding PCL	—	92,718,300	—	92,718,300	—	120,729
Ratchaburi Electricity Generating Holding PCL,
nonvoting depositary receipt	—	70,005,000	70,005,000	—	—	—
William Hill PLC	39,536,488	—	—	39,536,488	—	115,175
Greene King PLC	13,758,299	315,000	—	14,073,299	1,371	106,476
Singapore Post Private Ltd.	99,750,000	—	—	99,750,000	967	92,188
Frasers Centrepoint Trust	47,864,000	—	—	47,864,000	657	56,624
Go-Ahead Group PLC	2,465,000	330,000	—	2,795,000	1,185	55,784
Ekornes ASA	1,980,425	—	—	1,980,425	—	48,186
CapitaRetail China Trust	40,550,000	—	—	40,550,000	—	39,961
Cache Logistics Trust	41,000,000	—	—	41,000,000	1,046	31,723
Colony Financial, Inc.	750,000	—	—	750,000	263	15,150
Chimera Investment Corp.†	47,242,400	—	—	47,242,400	8,031	—
Starwood Property Trust, Inc.†	2,675,000	—	—	2,675,000	1,070	—
					$62,278	$3,481,591

*This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2010; it was not publicly disclosed.
†Unaffiliated issuer at 1/31/2011.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Consumer staples	$7,153,618	$2,042,034	*	$—	$9,195,652
Telecommunication services	4,846,562	3,611,219	*	—	8,457,781
Financials	3,189,317	4,843,273	*	—	8,032,590
Utilities	3,002,601	3,409,308	*	—	6,411,909
Energy	2,635,360	3,083,752	*	—	5,719,112
Information technology	1,324,323	3,234,936	*	—	4,559,259
Health care	2,456,016	1,974,579	*	—	4,430,595
Industrials	918,202	2,439,782	*	—	3,357,984
Consumer discretionary	1,167,493	1,490,007	*	—	2,657,500
Materials	499,486	1,359,476	*	—	1,858,962
Miscellaneous	748,615	1,982,750	*	—	2,731,365
Preferred stocks	27,581	466,058		—	493,639
Convertible securities	129,156	91,808		—	220,964
Bonds & notes:
Corporate bonds & notes	1,969	6,423,106		62,968	6,488,043
Mortgage-backed obligations	—	5,316,541		—	5,316,541
Bonds & notes of U.S. government & government agencies	—	4,602,601		—	4,602,601
Bonds & notes of governments &
government agencies outside the U.S.	—	501,933		—	501,933
Asset-backed obligations	—	495,929		—	495,929
Municipals	—	18,048		—	18,048
Short-term securities	—	3,675,394		—	3,675,394
Total	$28,100,299	$51,062,534		$62,968	$79,225,801

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $29,460,365,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended January 31, 2011 (dollars in thousands):

	Beginning value at 11/1/2010	Net sales	Net unrealized appreciation	Net transfers into Level 3†	Ending value at 1/31/2011
Investment securities	$50,250	$(3,189)	$1,583	$14,324	$62,968

Net unrealized appreciation during the period on Level 3 investment securities held at January 31, 2011 (dollars in thousands):					$1,583

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$8,042,993
Gross unrealized depreciation on investment securities	(3,652,831)
Net unrealized appreciation on investment securities	4,390,162
Cost of investment securities for federal income tax purposes	74,835,639

Key to abbreviations and symbol

ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
KRW = South Korean won
MXN = Mexican pesos
£ = British pounds

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-912-0311O-S25571

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: March 31, 2011

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: March 31, 2011